Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014	Sep. 30, 2014
C000226667
Account Value [Line Items]
Line Graph and Table Measure Name	SSAQX
Account Value	$ 35,267	$ 34,717	$ 33,891	$ 33,541	$ 32,266	$ 30,811	$ 32,111	$ 31,115	$ 29,210	$ 28,548	$ 27,314	$ 25,005	$ 25,311	$ 26,579	$ 26,856	$ 26,045	$ 24,508	$ 24,138	$ 23,657	$ 22,974	$ 23,673	$ 22,155	$ 23,418	$ 22,143	$ 20,656	$ 22,768	$ 23,736	$ 21,672	$ 23,532	$ 23,484	$ 25,680	$ 25,099	$ 26,031	$ 27,098	$ 26,007	$ 26,447	$ 24,816	$ 25,959	$ 25,419	$ 24,806	$ 24,292	$ 24,082	$ 22,758	$ 21,828	$ 21,095	$ 21,443	$ 20,673	$ 18,712	$ 19,087	$ 19,878	$ 18,428	$ 17,331	$ 17,049	$ 16,179	$ 14,251	$ 16,109	$ 17,382	$ 17,318	$ 16,779	$ 16,156	$ 15,687	$ 15,485	$ 15,798	$ 15,639	$ 14,512	$ 15,494	$ 14,822	$ 14,529	$ 14,162	$ 13,099	$ 14,396	$ 14,038	$ 15,123	$ 14,950	$ 14,561	$ 13,956	$ 13,848	$ 13,531	$ 13,541	$ 13,876	$ 14,283	$ 13,510	$ 13,433	$ 13,156	$ 12,919	$ 12,694	$ 12,692	$ 12,393	$ 12,277	$ 12,230	$ 12,061	$ 12,000	$ 11,547	$ 11,212	$ 11,020	$ 10,673	$ 10,917	$ 10,853	$ 10,759	$ 10,312	$ 10,442	$ 10,181	$ 10,081	$ 9,494	$ 9,514	$ 10,181	$ 10,454	$ 10,496	$ 9,632	$ 10,078	$ 10,821	$ 10,528	$ 10,691	$ 10,557	$ 10,477	$ 10,614	$ 9,977	$ 10,394	$ 10,454	$ 10,183	$ 10,000
C000226666
Account Value [Line Items]
Line Graph and Table Measure Name	SSASX
Account Value	$ 12,214	12,043	11,835	11,555	11,421	11,203	11,565	11,454	11,663	11,692	11,186	10,625	10,852	11,197	11,275	11,272	11,327	11,476	11,402	11,105	11,410	11,043	11,099	10,666	10,791	11,296	11,623	11,343	11,551	11,492	11,952	12,291	12,455	12,749	12,781	12,759	12,768	12,882	12,900	12,759	12,649	12,591	12,492	12,630	12,801	12,888	12,837	12,633	12,667	12,690	12,770	12,534	12,424	12,271	11,961	12,217	12,089	11,911	11,896	11,890	11,853	11,906	11,649	11,621	11,457	11,288	11,270	11,057	11,063	10,890	10,746	10,700	10,789	10,849	10,782	10,753	10,784	10,719	10,808	10,744	10,863	10,972	10,922	10,940	10,937	10,971	10,885	10,825	10,838	10,759	10,662	10,668	10,591	10,552	10,523	10,779	10,844	10,860	10,846	10,733	10,548	10,563	10,477	10,308	10,257	10,195	10,244	10,290	10,219	10,201	10,220	10,162	10,280	10,311	10,349	10,309	10,365	10,160	10,160	10,101	10,000
SPDR ETFs Index: S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Account Value	$ 35,098	34,364	33,550	33,147	31,999	30,487	31,785	30,794	29,233	28,750	27,501	25,200	25,741	27,030	27,467	26,612	24,963	24,855	24,473	23,606	24,196	22,766	24,158	22,879	21,165	23,312	24,304	22,252	24,254	24,209	26,522	25,573	26,362	27,801	26,608	26,794	25,040	26,261	25,486	24,895	24,327	24,158	22,934	21,972	21,382	21,600	20,801	18,748	19,260	20,021	18,679	17,682	17,337	16,549	14,668	16,735	18,236	18,244	17,709	17,089	16,727	16,419	16,684	16,447	15,364	16,407	15,769	15,468	14,987	13,875	15,252	14,947	16,044	15,953	15,450	14,896	14,804	14,456	14,401	14,777	15,342	14,511	14,352	13,925	13,607	13,332	13,291	13,023	12,943	12,763	12,633	12,619	12,137	11,911	11,680	11,263	11,472	11,470	11,454	11,047	11,018	10,824	10,782	10,097	10,111	10,638	10,809	10,777	9,939	10,191	10,845	10,622	10,832	10,695	10,593	10,763	10,178	10,493	10,520	10,244	10,000
GE INDEX: BLOOMBERG US AGGREGATE BOND INDEX
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 12,004	$ 11,846	$ 11,678	$ 11,412	$ 11,304	$ 11,116	$ 11,404	$ 11,300	$ 11,462	$ 11,493	$ 11,069	$ 10,590	$ 10,760	$ 11,040	$ 11,111	$ 11,119	$ 11,159	$ 11,282	$ 11,214	$ 10,936	$ 11,226	$ 10,891	$ 10,940	$ 10,552	$ 10,691	$ 11,174	$ 11,498	$ 11,224	$ 11,403	$ 11,330	$ 11,777	$ 12,114	$ 12,250	$ 12,520	$ 12,552	$ 12,515	$ 12,518	$ 12,628	$ 12,652	$ 12,512	$ 12,425	$ 12,384	$ 12,287	$ 12,443	$ 12,625	$ 12,716	$ 12,699	$ 12,575	$ 12,632	$ 12,638	$ 12,741	$ 12,554	$ 12,475	$ 12,417	$ 12,201	$ 12,273	$ 12,056	$ 11,828	$ 11,836	$ 11,842	$ 11,807	$ 11,870	$ 11,570	$ 11,545	$ 11,402	$ 11,203	$ 11,200	$ 10,989	$ 10,995	$ 10,880	$ 10,683	$ 10,620	$ 10,705	$ 10,774	$ 10,705	$ 10,703	$ 10,716	$ 10,640	$ 10,720	$ 10,651	$ 10,753	$ 10,879	$ 10,829	$ 10,843	$ 10,836	$ 10,888	$ 10,792	$ 10,745	$ 10,756	$ 10,674	$ 10,592	$ 10,598	$ 10,527	$ 10,506	$ 10,492	$ 10,746	$ 10,829	$ 10,835	$ 10,847	$ 10,779	$ 10,589	$ 10,586	$ 10,546	$ 10,450	$ 10,376	$ 10,235	$ 10,269	$ 10,296	$ 10,294	$ 10,225	$ 10,240	$ 10,169	$ 10,281	$ 10,306	$ 10,343	$ 10,295	$ 10,393	$ 10,179	$ 10,170	$ 10,098	$ 10,000